SHORT-TERM LINE OF CREDIT (Details Narrative) - USD ($)	1 Months Ended
	Mar. 31, 2022	Oct. 31, 2021	Aug. 30, 2021	Sep. 30, 2018	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Line of Credit	$ 4,948,545				$ 2,300,819		$ 2,116,073
Harris Bank [Member] | NanoChem Solutions Inc [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate		4.50%
New Agreement [Member] | NanoChem Solutions Inc [Member]
Line of Credit Facility [Line Items]
Loan guaranteed rate	65.00%				65.00%
Line of Credit	$ 2,600,000				$ 1,950,000
New Agreement [Member] | Midland States Bank [Member]
Line of Credit Facility [Line Items]
Aggregate amount of revolving line of credit	$ 4,000,000					$ 3,000,000
Debt effective rate	1.00%	0.50%	1.00%
Annual interest rate of loan	4.50%				4.25%		4.50%
Short-term borrowings	$ 3,459,391				$ 811,665		$ 541,456
New Agreement [Member] | Midland States Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Revolving line of credit	$ 4,000,000
New Agreement [Member] | Midland States Bank [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate of loan	4.25%					4.25%
New Agreement [Member] | Harris Bank [Member]
Line of Credit Facility [Line Items]
Aggregate amount of revolving line of credit				$ 2,500,000
Eligible percentage of domestic accounts receivable				80.00%
Percentage of foreign accounts receivable of inventory				60.00%
New Agreement [Member] | Harris Bank [Member] | Midland States Bank [Member]
Line of Credit Facility [Line Items]
Aggregate amount of revolving line of credit		$ 3,500,000
Eligible percentage of domestic accounts receivable		80.00%
Percentage of foreign accounts receivable of inventory		50.00%
Annual interest rate of loan	4.50%				4.50%		3.75%
Line of Credit	$ 1,489,154				$ 1,489,154		$ 1,574,617